The UBS Funds

Prospectus Supplement

The UBS Funds

UBS Global Equity Fund

UBS International Equity Fund

UBS Equity Long-Short Multi-Strategy Fund (formerly, UBS Market Neutral Multi-Strategy Fund)

UBS U.S. Large Cap Equity Fund

UBS U.S. Small Cap Growth Fund

Prospectus Supplement

September 5, 2012

Dear Investor,

The purpose of this supplement is to inform you that all information relating to the UBS Market Neutral Multi-Strategy Fund series of The UBS Funds (the "Trust") contained in the Prospectus for the above-listed series of the Trust dated October 28, 2011 has been superseded by the information contained in the new Prospectus for the UBS Equity Long-Short Multi-Strategy Fund dated September 5, 2012. Therefore, all information in the Prospectus dated October 28, 2011 relating to the UBS Market Neutral Multi-Strategy is deleted. The information contained in the Prospectus dated October 28, 2011 relating to the other series of the Trust remains unchanged.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-578

The UBS Funds

SAI Supplement

The UBS Funds

UBS Dynamic Alpha Fund

UBS Global Allocation Fund

UBS Global Frontier Fund

UBS Global Equity Fund

UBS International Equity Fund

UBS Equity Long-Short Multi-Strategy Fund (formerly, UBS Market Neutral Multi-Strategy Fund)

UBS U.S. Large Cap Equity Fund

UBS U.S. Small Cap Growth Fund

UBS Core Plus Bond Fund

UBS Fixed Income Opportunities Fund

UBS Global Bond Fund

UBS High Yield Fund

Supplement to the Statement of Additional Information

September 5, 2012

Dear Investor,

The purpose of this supplement is to inform you that all information relating to the UBS Market Neutral Multi-Strategy Fund series of The UBS Funds (the "Trust") contained in the Statement of Additional Information ("SAI") for the above-listed series of the Trust dated October 28, 2011 has been superseded by the information contained in the new SAI for the UBS Equity Long-Short Multi-Strategy Fund dated September 5, 2012. Therefore, all information in the SAI dated October 28, 2011 relating to the UBS Market Neutral Multi-Strategy Fund is deleted. The information contained in the SAI dated October 28, 2011 relating to the other series of the Trust remains unchanged.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-577